Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 5—STOCKHOLDERS’ EQUITY

On February 2, 2011, we completed a private placement for 300,000 units at $0.50 per unit, for a total of $150,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock of the Company at $0.50 per share with a term of three years. At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,200 and $9,800, respectively, as determined based on the relative fair value allocation of the proceeds.

In April 2011, in order to attract additional investment capital, our two executive officers (Mr. Vandeberg and Mr. Diamond-Goldberg) and Mr. Wayne Gruden, a significant stockholder of the Company, surrendered a total of 15,890,000 shares of common stock owned by them to us, which shares were immediately cancelled.

On April 28, 2011, we completed a private placement for 250,000 units at $1.00 per unit, for a total of $250,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock at $1.00 per share with a term of three years. At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,700 and $109,300, respectively, as determined based on the relative fair value allocation of the proceeds.

On August 10, 2011, we completed a private placement for 2,300,000 units at $2.00 per unit, for a total of $4,600,000 in gross proceeds. Each unit consists of one share of restricted convertible preferred stock and a warrant to purchase one share of restricted common stock. The convertible preferred stock is convertible into one share of restricted common stock, subject to customary adjustment for stock splits or similar events. The warrants are exercisable at $2.00 per share over a period of three years from the date of issuance. The holders of shares of convertible preferred stock have a put right to require us to repurchase such shares for a price of $2.00 per share. When the shares of convertible preferred stock were issued on August 10, 2011, we agreed that in the event that our common stock was not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012, the put right would become exercisable. We did not gain listing on such a senior market prior to March 31, 2012. Because the decision to redeem the convertible preferred stock is not solely within our control, the amount allocated to the convertible redeemable preferred stock is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity. We allocated the gross proceeds of $4,600,000 from the private placement between the convertible preferred stock and the warrants issued proportionately based on their estimated fair values as of the closing date of the private placement. The relative fair value of the convertible preferred stock and the warrants was estimated to be $2,766,733 and $1,833,267, respectively. The effective conversion price was used to measure the intrinsic value of the embedded conversion option which amounted to $2,270,266. As a result, the carrying value of the convertible preferred stock presented as mezzanine equity in the consolidated financial statements (net of the impact of the conversion of 600,000 shares of convertible preferred stock described below) is $366,953. As of December 31, 2011 and March 31, 2012, no adjustment to the carrying value of the convertible preferred stock to its redemption value was necessary as it was not considered probable that the convertible preferred stock would become redeemable (as described below, the holders of convertible preferred stock conditionally agreed to waive their put rights). At March 31, 2012, the aggregate redemption price is $3.4 million.

On September 28, 2011, we entered into a retainer letter agreement with Midsouth Capital Inc., an investment banking firm, for investment banking services. As part of the compensation to Midsouth, we issued 10,000 shares of restricted common stock to Midsouth.

On October 21, 2011, we issued 3,552,516 shares of common stock to Sovereign in connection with our acquisition of the Canadian oil and gas properties. Sovereign has a put right to require us to repurchase such shares for a price of $2.00 per share. When the shares of common stock were issued on October 21, 2011, we agreed that in the event that our common stock was not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012, the put would be exercisable. We did not gain listing on such a senior market prior to March 31, 2012. Because the decision to redeem the 3,552,516 shares of common stock issued to Sovereign is not within our control, the aggregate redemption value of the common stock amounting to $7,105,032 is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity. Under the security price guarantee granted to Sovereign in connection with the asset acquisition, we are required to issue additional shares of common stock to Sovereign if the volume weighted average trading price of our common stock is less than threshold amounts during certain specified periods, as defined. Based on calculations through May 3, 2012, we are obligated to issue to Sovereign an additional 11,772,200 shares of common stock (representing approximately 23% of the shares of common stock currently issued and outstanding). Additional shares may be issuable to Sovereign based on VWAP calculations for the final period through May 16, 2012. The Asset Purchase Agreement restricts us from issuing any additional shares of common stock to Sovereign if the issuance would cause Sovereign to become a greater than 10% stockholder. As of the date of this Report, we have not issued any of these additional shares of common stock to Sovereign; however, we have received written notice from Sovereign of its intent to waive this 10% restriction, and this waiver is expected to be effective on May 16, 2012. The estimated fair value of this contingent consideration amounted to $1,360,635 and $1,404,059 at March 31, 2012 and December 31, 2011, respectively, and is recognized in the accompanying consolidated balance sheets.

On March 26, 2012 the holders of convertible preferred stock agreed to waive their put rights, with the condition that Sovereign also waive its put option. In connection with the waiver by the holders of the convertible preferred stock, we agreed to issue additional shares of common stock to the convertible preferred stock holders as consideration for the waivers at a rate of 1.2055 shares for each preferred share (approximately 2,772,728 common shares), to be effective upon the complete waiver of the put rights. As of the date of this Report, we have not issued any additional shares to the holders of convertible preferred stock. At March 31, 2012, Sovereign executed a stand-still agreement agreeing not to exercise its put rights prior to April 15, 2012, and Sovereign has subsequently verbally agreed to extend the stand-still agreement for an unspecified period of time.

On March 30, 2012, a preferred stockholder elected to convert its shares of preferred stock to common stock. Accordingly, we issued 600,000 shares of common stock and retired 600,000 preferred shares. Mezzanine equity was reduced by $129,514, and the amount was transferred to common shares and additional paid in capital accordingly.

On January 12, 2012, we issued 60,000 shares of common stock with a fair value of $60,000 to a consultant in exchange for services. The fair value of the common shares is recorded as a component of general administrative expenses during the period ended March 31, 2012.

Warrants

The following table summarizes outstanding warrants to purchase shares of our common stock as of December 31, 2011 and March 31, 2012, as described above:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Date of Issue	March 31 2012	December 31 2011	Exercise Price	Expiration
October 2010	1,300,000	1,300,000	$0.50	October 2013
February 2011	300,000	300,000	$0.50	February 2014
April 2011	250,000	250,000	$1.00	April 2014
August 2011	2,300,000	2,300,000	$2.00	August 2014

	4,150,000	4,150,000

As of March 31, 2012, none of the outstanding warrants had been exercised.

Stock Incentive Plan

On May 3, 2011, our board of directors adopted the Legend Oil and Gas, Ltd. 2011 Stock Incentive Plan (“Plan”). The Plan provides for the grant of options to purchase shares of our common stock, and stock awards consisting of shares of our common stock, to eligible participants, including our directors, executive officers, employees and consultants. We have reserved 4,500,000 shares of common stock for issuance under the Plan. In November 2011, our Board approved the grant of stock options for a total of 1,400,000 shares at an exercise price of $2.17 per share, the closing trading price of the common stock on the date of grant. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 94.18%, a risk free rate of 2.03%, and an expected life of 10 years. In December 2011, the Board approved the grant of stock options for a total of 1,400,000 shares at an exercise price of $0.99 per share, the closing trading price of the common stock on the date of grant. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 92.9%, a risk free rate of 1.92%, and an expected life of 10 years. In February 2012, the Board approved the grant of stock options for a total of 40,000 shares at an exercise price of $0.87 per share, the closing trading price of the common stock on the date of grant. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 92.9%, a risk free rate of 2.00%, and an expected life of 10 years.

At March 31, 2012, there were 1,660,000 authorized shares available for future awards under the Plan, and there were options to purchase 973,333 shares of stock exercisable, with a remaining contractual term of 9.7 years. The weighted average grant date fair value of stock options granted during the period ended March 31, 2012, was $0.76. The weighted average exercise price of stock options granted and exercisable at March 31, 2012 was $1.57. There were no options exercised, forfeited, or expired during the period ended March 31, 2012.

At March 31, 2012, the aggregate intrinsic value of outstanding stock options was $2,000. Intrinsic value is the total pretax intrinsic value for all “in-the-money” options (i.e., the difference between our closing stock price as of March 31, 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options as of March 31, 2012. This amount changes, based on the fair market value of our common stock.

At March 31, 2012, we had $2.2 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 1.7 years.

NOTE 6—STOCKHOLDERS’ EQUITY

On May 18, 2010, our former majority stockholder divested its interest in the Company, consisting of 6,000,000 shares of common stock, and 100,000 shares of preferred stock. This transfer of ownership was accomplished by a private transaction between the stockholder and Mr. James Vandeberg, whereby Mr. Vandeberg acquired a total of 5,849,000 shares of common stock, of which he voluntarily surrendered and cancelled 4,250,000 shares. The 100,000 shares of preferred stock relinquished by the stockholder were also surrendered and cancelled.

On October 4, 2010, our board of directors approved a 20:1 forward stock split for each share outstanding on October 5, 2010. The stock split resulted in 60,560,000 shares of common stock outstanding as of that time. The consolidated financial statements are shown on a post stock split basis. Our post-split authorized shares of common stock remained at 400,000,000 shares with a par value of $0.001 per share. Additionally our post-split authorized shares of preferred stock remained at 100,000,000 shares, par value $0.001 per share. All per share information presented is reflective of the forward stock split (except for the foregoing paragraphs).

On October 26, 2010, we sold 1,300,000 Units to a foreign investor in exchange for $650,000, or a per Unit price of $0.50. One Unit consists of one share of restricted common stock and one warrant to purchase an additional share of common stock at $0.50 per share for a period of 3 years. The relative fair value of the common stock was estimated to be $608,800 and the relative fair value of the warrants was estimated to be $41,200 as determined based on the relative fair value allocation of the proceeds.

On December 3, 2010, we issued 500,000 shares of restricted common stock to a foreign investor in exchange for $250,000, or a per share price of $0.50.

On February 2, 2011, we completed a private placement for 300,000 units at $0.50 per unit, for a total of $150,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock of the Company at $0.50 per share with a term of three years. This offering was exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended (rules governing offers and sales of securities made outside of the United States without registration). At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,200 and $9,800, respectively, as determined based on the relative fair value allocation of the proceeds.

In April 2011, in order to attract additional investment capital, our two executive officers (Mr. Vandeberg and Mr. Diamond-Goldberg) and Mr. Wayne Gruden, a significant stockholder of the Company, surrendered a total of 15,890,000 shares of common stock owned by them to us, which shares were immediately cancelled.

On April 28, 2011, we completed a private placement for 250,000 units at $1.00 per unit, for a total of $250,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock at $1.00 per share with a term of three years. This offering was exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,700 and $109,300, respectively, as determined based on the relative fair value allocation of the proceeds.

On August 10, 2011, we completed a private placement for 2,300,000 units at $2.00 per unit, for a total of $4,600,000 in gross proceeds. Each unit consists of one share of restricted convertible preferred stock and a warrant to purchase one share of restricted common stock. The convertible preferred stock is convertible into one share of restricted common stock, subject to customary adjustment for stock splits or similar events. The warrants are exercisable at $2.00 per share over a period of three years from the date of issuance. The offering was conducted under the exemption from registration provided pursuant to Regulation S under the U.S. Securities Act of 1933, as amended. The holders of shares of convertible preferred stock have a put right to require us to repurchase such shares for a price of $2.00 per share in the event that our common stock is not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012. This put right may be waived by the holders of convertible preferred stock. Because the event that may trigger redemption of the convertible preferred stock (the listing or quotation on a market more senior than the OTC Bulletin Board), is not solely within our control, the amount allocated to the convertible redeemable preferred stock is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity. We allocated the gross proceeds of $4,600,000 from the private placement between the convertible preferred stock and the warrants issued proportionately based on their estimated fair values as of the closing date of the private placement. The relative fair value of the convertible preferred stock and the warrants was estimated to be $2,766,733 and $1,833,267, respectively. The effective conversion price was used to measure the intrinsic value of the embedded conversion option which amounted to $2,270,266. As a result, the carrying value of the convertible preferred stock presented as mezzanine equity in the consolidated financial statements is $496,467. As of December 31, 2011, no adjustment to the carrying value of the convertible preferred stock to its redemption value was necessary as it was not considered probable that the convertible preferred stock would become redeemable.

On September 28, 2011, we entered into a retainer letter agreement with Midsouth Capital Inc., an investment banking firm, for investment banking services. As part of the compensation to Midsouth, we issued 10,000 shares of restricted common stock to Midsouth. This issuance of shares of common stock was exempt from registration in the United States pursuant to Section 4(2) under the Securities Act of 1933, as amended.

On October 21, 2011, we issued 3,552,516 common shares per share to Sovereign in connection with our acquisition of the Canadian oil and gas properties. Sovereign has a put right to require us to repurchase such shares for a price of $2.00 per share in the event that our common stock is not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012. Because the event that may trigger redemption of the 3,552,516 shares of common stock issued to Sovereign (the listing or quotation on a market more senior than the OTC Bulletin Board), is not solely within our control, the aggregate redemption value of the common stock amounting to $7,105,032 is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity.

Warrants

The following table summarizes outstanding warrants to purchase shares of our common stock as of December 31, 2011 and 2010, as described above:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Date of Issue	December 31, 2011	December 31, 2010	Exercise Price	Expiration
October 2010	1,300,000	1,300,000	$0.50	October 2013
February 2011	300,000	—	$0.50	February 2014
April 2011	250,000	—	$1.00	April 2014
August 2011	2,300,000	—	$2.00	August 2014

	4,150,000	1,300,000

As of December 31, 2011, none of the outstanding warrants had been exercised.

Stock Incentive Plan

On May 3, 2011, our board of directors adopted the Legend Oil and Gas, Ltd. 2011 Stock Incentive Plan (“Plan”). The Plan provides for the grant of options to purchase shares of our common stock, and stock awards consisting of shares of our common stock, to eligible participants, including our directors, executive officers, employees and consultants. We have reserved 4,500,000 shares of common stock for issuance under the Plan. In November 2011, our Board approved the grant of stock options for a total of 1,400,000 shares to two Directors and two employees at an exercise price of $2.17 per share. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 94.18%, a risk free rate of 2.03%, and an expected life of 10 years. In December of 2011, the Board approved the grant of stock options for a total of 1,400,000 shares to two directors and two employees at an exercise price of $0.99 per share. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 92.9%, a risk free rate of 1.92%, and an expected life of 10 years.

At December 31, 2011, there were 1.7 million authorized shares available under the Plan, and there were options to purchase 933,333 shares of stock exercisable, with a remaining contractual term of 9.9 years. The weighted average grant date fair value of stock options granted during the year ended December 31, 2011, was $1.39. The weighted average exercise price of stock options granted and exercisable at December 31, 2011, and the year then ended was $1.58. The aggregate fair value of options vested during the year ended December 31, 2011 was $1.3 million. Unvested options amounted to 1,866,667 at December 31, 2011, and there were no options exercised, forfeited, or expired during the year ended December 31, 2011.

At December 31, 2011, there was $70,000 of aggregate intrinsic value of outstanding stock options, including $23,333 of aggregate intrinsic value of exercisable stock options. Intrinsic value is the total pretax intrinsic value for all “in-the-money” options (i.e., the difference between the closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options as of December 31, 2011. This amount changes, based on the fair market value of our common stock.

At December 31, 2011, we had $2.4 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 1.9 years.